Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2024
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities
8.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31, 2024	March 31, 2023
	($)	($)
Accounts payable	842,821	944,393
Accrued liabilities	285,987	236,470
Total	1,128,808	1,180,863